UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Select Growth Fund	January 31, 2017 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 100.35%✧
Consumer Discretionary – 17.10%
B&M European Value Retail	911,693	$3,444,170
DineEquity	77,664	5,326,197
Discovery Communications Class A †	53,477	1,516,073
Discovery Communications Class C †	60,215	1,668,558
Dollar General	76,578	5,652,988
Dunkin’ Brands Group	140,856	7,306,201
L Brands	111,748	6,728,347
Liberty Global Class A †	46,673	1,702,631
Liberty Global Class C †	176,008	6,183,161
Liberty Interactive Corp. QVC Group Class A †	420,722	8,069,448
Liberty TripAdvisor Holdings Class A †	643,953	11,558,956
Sally Beauty Holdings †	326,865	7,779,387
Start Today	96,679	1,817,815
TripAdvisor †	132,334	7,000,469
Zalando 144A #†	6,627	261,151
		76,015,552
Consumer Staples – 0.50%
Walgreens Boots Alliance	26,879	2,202,465
		2,202,465
Energy – 1.62%
Core Laboratories	2,355	275,135
EOG Resources	4,061	412,516
Kinder Morgan	291,903	6,521,113
		7,208,764
Financial Services – 6.78%
Affiliated Managers Group †	34,992	5,331,381
American Express	35,494	2,711,032
Charles Schwab	68,110	2,808,857
Intercontinental Exchange	95,637	5,581,375
LendingClub †	1,053,937	6,502,791
LendingTree †	39,281	4,395,544
WisdomTree Investments	275,047	2,832,984
		30,163,964
Healthcare – 18.74%
ABIOMED †	22,434	2,386,305
Allergan †	74,432	16,292,420
athenahealth †	36,407	4,586,918
Biogen †	63,000	17,466,120
Bioverativ †	14,501	652,545
Celgene †	187,648	21,795,315
DENTSPLY SIRONA	114,975	6,519,082

NQ-316 [1/17] 3/17 (18778)     1

Schedule of investments
Delaware Select Growth Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Healthcare (continued)
Illumina †	20,167	$3,228,737
Quintiles IMS Holdings †	92,942	7,295,018
UnitedHealth Group	19,302	3,128,854
		83,351,314
Industrials – 2.75%
CSX	4,325	200,637
Expeditors International of Washington	43,200	2,249,856
Experian	34,185	657,542
IHS Markit †	66,600	2,627,370
Nielsen Holdings	92,682	3,791,621
Norfolk Southern	23,055	2,708,040
		12,235,066
Real Estate – 5.72%
Crown Castle International	86,384	7,587,107
Equinix	8,137	3,132,582
Equity Commonwealth †	192,096	5,924,241
Outfront Media	320,604	8,794,168
		25,438,098
Technology – 47.14%
Alphabet Class A †	14,810	12,147,014
Alphabet Class C †	14,113	11,245,097
Auto Trader Group 144A #	49,320	248,178
Baidu ADR †	9,469	1,657,738
eBay †	422,314	13,442,255
Electronic Arts †	106,242	8,863,770
Ellie Mae †	13,066	1,081,081
Facebook Class A †	70,065	9,130,871
Intuit	23,672	2,807,026
j2 Global	85,369	7,154,776
Logitech International Class R	176,079	5,026,761
Mastercard Class A	77,751	8,267,264
MercadoLibre	4,245	786,981
Microsoft	423,701	27,392,270
NIC	30,810	742,521
NXP Semiconductors †	22,550	2,206,517
Pandora Media †	877,613	11,408,969
Paycom Software †	50,195	2,321,017
PayPal Holdings †	528,909	21,040,000
QUALCOMM	90,236	4,821,309
Quotient Technology †	103,500	1,102,275
Scout24 144A #†	199,542	7,109,461
Shutterstock †	97,295	5,234,471

2     NQ-316 [1/17] 3/17 (18778)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Technology (continued)
Symantec	583,311	$16,070,218
Tencent Holdings	94,021	2,458,215
VeriFone Systems †	283,768	5,156,065
Visa Class A	108,316	8,958,816
Yelp †	107,089	4,474,178
Zebra Technologies †	86,546	7,241,304
		209,596,418
Total Common Stock (cost $415,497,881)		446,211,641

Total Value of Securities – 100.35%
(cost $415,497,881)		446,211,641

Liabilities Net of Receivables and Other Assets – (0.35%)		(1,550,733)
Net Assets Applicable to 13,431,139 Shares Outstanding – 100.00%		$444,660,908

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2017, the aggregate value of Rule 144A securities was $7,618,790, which represents 1.71% of the Fund’s net assets.

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income-producing security.

ADR – American Depositary Receipt

NQ-316 [1/17] 3/17 (18778)     3

Notes
Delaware Select Growth Fund	January 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds III (Trust) – Delaware Select Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Jan. 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$415,497,881
Aggregate unrealized appreciation of investments	$81,509,622
Aggregate unrealized depreciation of investments	(50,795,862)
Net unrealized appreciation of investments	$30,713,760

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

4     NQ-316 [1/17] 3/17 (18778)

(Unaudited)

2. Investment (continued)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2017:

Securities	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$76,015,552	$—	$76,015,552
Consumer Staples	2,202,465	—	2,202,465
Energy	7,208,764	—	7,208,764
Financial Services	30,163,964	—	30,163,964
Healthcare	83,351,314	—	83,351,314
Industrials	12,235,066	—	12,235,066
Real Estate	25,438,098	—	25,438,098
Technology	207,138,203	2,458,215	209,596,418
Total Value of Securities	$443,753,426	$2,458,215	$446,211,641

NQ-316 [1/17] 3/17 (18778)     5

(Unaudited)

2. Investment (continued)

During the period ended Jan. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Jan. 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6     NQ-316 [1/17] 3/17 (18778)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: